SEGMENT FINANCIAL DATA (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
SEGMENT FINANCIAL DATA [Abstract]
SEGMENT FINANCIAL DATA
NOTE 19: SEGMENT FINANCIAL DATA

Carrier’s operations are classified into three segments: HVAC, Refrigeration and Fire & Security.

HVAC provides products, controls, services and solutions to meet the heating and cooling needs of residential and commercial customers, while enhancing building performance, energy efficiency and sustainability.

Refrigeration is comprised of transport refrigeration and commercial refrigeration products and solutions. Transport refrigeration products and services include refrigeration and monitoring systems for trucks, trailers, shipping containers, intermodal and rail.

Fire & Security includes a wide range of residential and building systems products and solutions, including fire, flame, gas, smoke and carbon monoxide detection; portable fire extinguishers; fire suppression systems; intruder alarms; access control systems and video management systems. Other fire and security service offerings include audit, design, installation and system integration, as well as aftermarket maintenance and repair and monitoring services.

Segment Information. Segment information for the periods presented are as follows:
	Net Sales		Operating Profit
	For the Three Months Ended September 30,		For the Three Months Ended September 30,
(dollars in millions)	2020	2019	2020	2019
HVAC	$2,892	$2,602	$839	$404
Refrigeration	876	922	103	125
Fire & Security	1,324	1,402	200	205
Total segment	5,092	4,926	1,142	734
Eliminations and other	(90)	(104)	(31)	(63)
General corporate expenses	—	—	(30)	(42)
Consolidated	$5,002	$4,822	$1,081	$629

	Net Sales		Operating Profit
	For the Nine Months Ended September 30,		For the Nine Months Ended September 30,
(dollars in millions)	2020	2019	2020	2019
HVAC	$7,142	$7,505	$1,364	$1,242
Refrigeration	2,384	2,839	263	373
Fire & Security	3,587	4,078	426	521
Total segment	13,113	14,422	2,053	2,136
Eliminations and other	(251)	(315)	(122)	(95)
General corporate expenses	—	—	(93)	(107)
Consolidated	$12,862	$14,107	$1,838	$1,934

Geographic External Sales.  Geographic external sales and operating profits are attributed to the geographic regions based on their location of origin.  With the exception of the U.S. presented in the table below, there were no individually significant countries with sales exceeding 10% of total sales during the nine months ended September 30, 2020 and 2019.

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
(dollars in millions)	2020	2019	2020	2019
United States Operations	$2,780	$2,541	$6,983	$7,473
International Operations
Europe	1,307	1,313	3,455	3,906
Asia Pacific	715	729	1,879	2,079
Other	200	239	545	649
Consolidated	$5,002	$4,822	$12,862	$14,107

Products sales and Service sales. Segment sales disaggregated by product and service are as follows:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
(dollars in millions)	2020	2019	2020	2019
Sales Type
Product	$2,547	$2,224	$6,180	$6,455
Service	345	378	962	1,050
HVAC sales	2,892	2,602	7,142	7,505
Product	771	823	2,093	2,551
Service	105	99	291	288
Refrigeration sales	876	922	2,384	2,839
Product	965	1,055	2,587	3,011
Service	359	347	1,000	1,067
Fire & Security sales	1,324	1,402	3,587	4,078
Total segment sales	5,092	4,926	13,113	14,422
Eliminations and other	(90)	(104)	(251)	(315)
Consolidated	$5,002	$4,822	$12,862	$14,107

NOTE 21: SEGMENT FINANCIAL DATA

Carrier has historically operated as an operating segment within UTC. As it is transitioning into an independent, publicly traded company, the Business’ Chief Executive Officer, its Chief Operating Decision Maker (“CODM”), evaluated how to view and measure the Business’ performance. Based upon such evaluation, and effective during the second quarter of 2019, Carrier determined it is organized into three operating segments, which are also its reportable segments, based on how the CODM allocates resources, assesses performance and makes strategic and operational decisions. The CODM allocates resources to and evaluates the financial performance of each operating segment primarily based on net sales and operating profit. For the years ended December 31, 2019, 2018 and 2017, segment results are presented in accordance with this new structure. The Carrier operating segments determined in accordance with FASB ASC Topic 280 — Segment Reporting are (1) HVAC; (2) Refrigeration; and (3) Fire & Security. The segments are generally determined based on the decision-making structure of the Business and the grouping of similar products and services.

HVAC provides products, controls, services and solutions to meet the heating and cooling needs of residential and commercial customers, while enhancing building performance, energy efficiency and sustainability. Carrier’s industry-leading family of brands includes Carrier, Automated Logic, Bryant, CIAT, Day & Night, Heil, NORESCO and Riello. Products include air conditioners, heating systems, controls and aftermarket components, as well as aftermarket repair and maintenance services and building automation solutions. HVAC products and solutions are sold directly, including to building contractors and owners, and indirectly through equity method investees, independent sales representatives, distributors, wholesalers, dealers and retail outlets.

Refrigeration is comprised of transport refrigeration and commercial refrigeration products and solutions. Transport refrigeration products and services include refrigeration and monitoring systems for trucks, trailers, shipping containers, intermodal and rail. Transport refrigeration products and cold chain monitoring solutions are used to enable the safe, reliable transport of food and beverages, medical supplies and other perishable cargo. Commercial refrigeration solutions include refrigerated cabinets, freezers, systems and controls. Carrier’s commercial refrigeration equipment solutions incorporate next-generation technologies to preserve freshness, ensure safety and enhance the appearance of retail food and beverage. The Business’ Refrigeration products and services are sold under established brand names, including Carrier Commercial Refrigeration, Carrier Transicold and Sensitech. Refrigeration products and services are sold directly, including to transportation companies and retail stores, and indirectly through equity method investees, independent sales representatives, distributors, wholesalers and dealers.

Fire & Security includes a wide range of residential and building systems, including fire, flame, gas, smoke and carbon monoxide detection; portable fire extinguishers; fire suppression systems; intruder alarms; access control systems and video management systems. Other fire and security service offerings include audit, design, installation and system integration, as well as aftermarket maintenance and repair and monitoring services.

Established brands include Autronica, Chubb, Det-Tronics, Edwards, Fireye, GST, Interlogix, Kidde, LenelS2, Marioff, Onity and Supra. Fire & Security products and solutions are sold directly to end customers, as well as through manufacturers’ representatives, distributors, dealers, value-added resellers and retailers.

Segment Information. Total sales by segment include inter-segment sales, which are generally made at prices approximating those that the selling entity is able to obtain on external sales. Segment information for the years ended December 31 is as follows:

	Net sales			Operating profit
(dollars in millions)	2019	2018	2017	2019	2018	2017
HVAC	$9,712	$9,713	$9,045	$1,563	$1,720	$2,001
Refrigeration	3,792	4,095	3,823	532	1,353	562
Fire & Security	5,500	5,531	5,324	708	726	639
Total Segment	19,004	19,339	18,192	2,803	3,799	3,202
Eliminations and other	(396)	(425)	(378)	(156)	(24)	(32)
General corporate expenses	—	—	—	(156)	(138)	(140)
Combined	$18,608	$18,914	$17,814	$2,491	$3,637	$3,030

Total assets are not presented for each segment as they are not presented to or reviewed by the CODM.

	Segment Assets			Capital Expenditures			Depreciation & Amortization
(dollars in millions)	2019	2018	2017	2019	2018	2017	2019	2018	2017
HVAC	$1,953	$1,844	$1,630	$150	$149	$148	$160	$164	$173
Refrigeration	989	998	1,017	30	40	36	34	36	33
Fire & Security	1,728	1,764	1,698	50	45	50	123	141	152
Total Segment	4,670	4,606	4,345	230	234	234	317	341	358
Eliminations and other	10	(4)	(10)	13	29	92	18	16	14
Combined	$4,680	$4,602	$4,335	$243	$263	$326	$335	$357	$372
Cash and cash equivalents	952	1,129	1,324
Other assets, current	327	378	341
Total Current Assets	$5,959	$6,109	$6,000

Segment assets in the table above represents accounts receivable, contract assets, current, and inventories, net. Such accounts are regularly reviewed by management and are therefore reported above as segment assets. All other remaining assets and liabilities for all periods presented are managed on a company-wide basis.

Geographic External Sales and Long-Lived Assets. Geographic external sales and operating profits are attributed to the geographic regions based on their location of origin. With the exception of the U.S. presented in the table below, there were no individually significant countries with sales exceeding 10% of total sales during the years ended December 31, 2019, 2018 and 2017. Long-lived assets are net fixed assets attributed to the specific geographic regions:

	External Net sales			Long-Lived Assets
(dollars in millions)	2019	2018	2017	2019	2018	2017
United States Operations	$9,594	$9,415	$8,686	$701	$700	$727
International Operations:
Europe	5,327	5,711	5,323	439	451	480
Asia Pacific	2,813	2,853	2,782	241	244	222
Other	874	935	1,023	282	258	255
	$18,608	$18,914	$17,814	$1,663	$1,653	$1,684

Segment sales disaggregated by product versus service for the year ended December 31, 2019, 2018 and 2017 are as follows:

(dollars in millions)	2019	2018	2017
Sales Type
Product	$8,279	$8,395	$7,902
Service	1,433	1,318	1,143
Total HVAC sales	9,712	9,713	9,045
Product	3,405	3,665	3,427
Service	387	430	396
Total Refrigeration sales	3,792	4,095	3,823
Product	4,072	4,039	3,824
Service	1,428	1,492	1,500
Total Fire & Security sales	5,500	5,531	5,324
Total segment sales	19,004	19,339	18,192
Eliminations and other	(396)	(425)	(378)
Combined	$18,608	$18,914	$17,814

Major Customers. There were no customers that individually accounted for 10% or more of the Business’ combined Net sales for the years ended December 31, 2019, 2018 and 2017.